Quarterly Holdings Report
for

Fidelity® Series Large Cap Value Index Fund

October 31, 2019

XS6-QTLY-1219
1.967969.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	2,118,334	$81,534,676
CenturyLink, Inc. (a)	315,265	4,079,529
GCI Liberty, Inc. (b)	28,326	1,982,253
Verizon Communications, Inc.	1,200,821	72,613,646
		160,210,104
Entertainment - 2.2%
Activision Blizzard, Inc.	207,929	11,650,262
Cinemark Holdings, Inc. (a)	30,723	1,124,462
Electronic Arts, Inc. (b)	8,180	788,552
Lions Gate Entertainment Corp.:
Class A (a)	16,399	131,028
Class B	31,630	236,909
Take-Two Interactive Software, Inc. (b)	17,409	2,095,173
The Madison Square Garden Co. (b)	4,849	1,294,295
The Walt Disney Co.	506,569	65,813,444
Viacom, Inc.:
Class A	3,478	83,089
Class B (non-vtg.)	102,274	2,205,027
Zynga, Inc. (b)	192,969	1,190,619
		86,612,860
Interactive Media & Services - 0.1%
IAC/InterActiveCorp (b)	9,043	2,055,022
TripAdvisor, Inc. (b)	3,059	123,584
Zillow Group, Inc.:
Class A (a)(b)	15,661	507,260
Class C (a)(b)	36,274	1,181,444
		3,867,310
Media - 1.8%
CBS Corp. Class B	9,315	335,713
Charter Communications, Inc. Class A (b)	19,064	8,919,283
Comcast Corp. Class A	692,732	31,048,248
Discovery Communications, Inc.:
Class A (a)(b)	43,176	1,163,809
Class C (non-vtg.) (b)	103,054	2,601,083
DISH Network Corp. Class A (b)	67,654	2,325,945
Fox Corp.:
Class A	93,014	2,980,169
Class B	41,281	1,289,618
Interpublic Group of Companies, Inc.	101,548	2,208,669
John Wiley & Sons, Inc. Class A	12,684	584,352
Liberty Broadband Corp.:
Class A (b)	7,284	859,439
Class C (b)	30,314	3,579,174
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	56,772	2,412,810
Liberty Media Class A (b)	7,436	300,637
Liberty SiriusXM Series A (b)	23,084	1,036,702
Liberty SiriusXM Series C (b)	46,127	2,084,479
News Corp.:
Class A	112,427	1,541,374
Class B	34,319	484,584
Nexstar Broadcasting Group, Inc. Class A	2,994	291,286
Omnicom Group, Inc.	29,119	2,247,696
Sinclair Broadcast Group, Inc. Class A	1,086	43,266
The New York Times Co. Class A	37,904	1,171,234
		69,509,570
Wireless Telecommunication Services - 0.1%
Sprint Corp. (b)	164,799	1,023,402
T-Mobile U.S., Inc. (b)	43,317	3,580,583
Telephone & Data Systems, Inc.	28,483	743,121
U.S. Cellular Corp. (b)	4,503	167,602
		5,514,708

TOTAL COMMUNICATION SERVICES		325,714,552

CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.4%
Aptiv PLC	69,456	6,219,785
BorgWarner, Inc.	59,541	2,481,669
Gentex Corp.	73,942	2,074,073
Lear Corp.	17,852	2,102,430
The Goodyear Tire & Rubber Co.	67,976	1,078,779
		13,956,736
Automobiles - 0.6%
Ford Motor Co.	1,134,173	9,742,546
General Motors Co.	359,968	13,376,411
Harley-Davidson, Inc. (a)	44,916	1,747,682
Thor Industries, Inc. (a)	15,334	970,029
		25,836,668
Distributors - 0.2%
Genuine Parts Co.	40,687	4,173,672
LKQ Corp. (b)	76,124	2,587,455
		6,761,127
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (b)	24,535	1,183,323
Graham Holdings Co.	1,228	773,222
Grand Canyon Education, Inc. (b)	12,584	1,157,225
H&R Block, Inc.	49,681	1,241,528
Service Corp. International	32,737	1,488,879
ServiceMaster Global Holdings, Inc. (b)	33,142	1,338,274
		7,182,451
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	71,006	3,107,223
Caesars Entertainment Corp. (b)	164,395	2,018,771
Carnival Corp.	115,177	4,939,942
Choice Hotels International, Inc.	5,577	493,453
Dunkin' Brands Group, Inc.	1,614	126,893
Extended Stay America, Inc. unit	54,882	779,873
Hilton Grand Vacations, Inc. (b)	21,735	754,857
Hyatt Hotels Corp. Class A	10,783	805,921
International Game Technology PLC	27,995	370,654
Las Vegas Sands Corp.	51,275	3,170,846
McDonald's Corp.	186,819	36,747,297
MGM Mirage, Inc.	133,533	3,805,691
Norwegian Cruise Line Holdings Ltd. (b)	49,365	2,505,767
Royal Caribbean Cruises Ltd.	49,595	5,397,424
Six Flags Entertainment Corp.	20,753	875,569
Vail Resorts, Inc.	1,273	295,807
Wyndham Destinations, Inc.	26,315	1,221,279
Wyndham Hotels & Resorts, Inc.	19,555	1,055,383
Wynn Resorts Ltd.	4,892	593,595
Yum China Holdings, Inc.	20,504	871,420
Yum! Brands, Inc.	9,812	997,979
		70,935,644
Household Durables - 0.6%
D.R. Horton, Inc.	98,426	5,154,570
Garmin Ltd.	41,991	3,936,656
Leggett & Platt, Inc.	37,837	1,941,038
Lennar Corp.:
Class A	47,331	2,820,928
Class B	3,069	144,304
Mohawk Industries, Inc. (b)	17,296	2,479,900
Newell Brands, Inc.	109,716	2,081,313
PulteGroup, Inc.	73,784	2,895,284
Toll Brothers, Inc.	38,305	1,523,390
Whirlpool Corp.	17,932	2,727,816
		25,705,199
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.	5,299	724,161
Liberty Interactive Corp. QVC Group Series A (b)	111,392	1,062,680
		1,786,841
Leisure Products - 0.1%
Brunswick Corp.	24,725	1,439,984
Mattel, Inc. (a)(b)	30,239	361,054
Polaris, Inc.	1,771	174,709
		1,975,747
Multiline Retail - 0.6%
Dollar General Corp.	4,551	729,707
Dollar Tree, Inc. (b)	31,255	3,450,552
Kohl's Corp.	46,956	2,406,965
Macy's, Inc. (a)	89,934	1,363,399
Target Corp.	136,848	14,630,420
		22,581,043
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	15,083	2,450,686
AutoNation, Inc. (b)	15,646	795,599
Best Buy Co., Inc.	52,702	3,785,585
CarMax, Inc. (b)	25,239	2,351,518
Dick's Sporting Goods, Inc. (a)	18,735	729,354
Foot Locker, Inc.	31,751	1,381,486
Gap, Inc. (a)	63,080	1,025,681
L Brands, Inc.	55,824	951,241
Penske Automotive Group, Inc.	9,660	470,635
The Home Depot, Inc.	137,550	32,266,479
Tiffany & Co., Inc. (a)	34,879	4,342,784
Urban Outfitters, Inc. (b)	20,081	576,325
Williams-Sonoma, Inc. (a)	18,458	1,232,810
		52,360,183
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (b)	24,391	757,828
Carter's, Inc.	7,017	703,384
Columbia Sportswear Co.	3,073	277,953
Hanesbrands, Inc. (a)	23,850	362,759
PVH Corp.	21,452	1,869,756
Ralph Lauren Corp.	14,881	1,429,469
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	24,544	917,209
Tapestry, Inc.	82,858	2,142,708
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	19,018	392,722
Class C (non-vtg.) (b)	18,790	347,615
		9,201,403

TOTAL CONSUMER DISCRETIONARY		238,283,042

CONSUMER STAPLES - 9.0%
Beverages - 1.0%
Brown-Forman Corp.:
Class A	565	35,115
Class B (non-vtg.)	3,606	236,265
Constellation Brands, Inc. Class A (sub. vtg.)	45,938	8,743,380
Keurig Dr. Pepper, Inc. (a)	58,912	1,658,962
Molson Coors Brewing Co. Class B	50,287	2,651,131
PepsiCo, Inc.	65,005	8,916,736
The Coca-Cola Co.	353,792	19,256,899
		41,498,488
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	7,954	1,358,623
Grocery Outlet Holding Corp.	7,745	247,066
Kroger Co.	229,875	5,664,120
Sprouts Farmers Market LLC (b)	18,377	356,698
U.S. Foods Holding Corp. (b)	62,974	2,498,179
Walgreens Boots Alliance, Inc.	221,154	12,114,816
Walmart, Inc.	407,446	47,777,118
		70,016,620
Food Products - 2.0%
Archer Daniels Midland Co.	161,473	6,788,325
Beyond Meat, Inc. (a)	3,817	322,346
Bunge Ltd.	39,724	2,145,096
Campbell Soup Co. (a)	20,770	961,859
Conagra Brands, Inc.	139,664	3,777,911
Flowers Foods, Inc.	56,650	1,230,438
General Mills, Inc.	173,676	8,833,161
Hormel Foods Corp.	80,434	3,288,946
Ingredion, Inc.	19,274	1,522,646
Kellogg Co.	43,893	2,788,522
Lamb Weston Holdings, Inc.	31,267	2,440,077
McCormick & Co., Inc. (non-vtg.)	12,523	2,012,321
Mondelez International, Inc.	412,491	21,635,153
Pilgrim's Pride Corp. (b)	10,184	309,186
Post Holdings, Inc. (b)	10,258	1,055,548
Seaboard Corp.	76	320,651
The Hain Celestial Group, Inc. (a)(b)	26,509	626,673
The Hershey Co.	5,373	789,133
The J.M. Smucker Co.	31,783	3,358,827
The Kraft Heinz Co.	180,696	5,841,902
TreeHouse Foods, Inc. (b)	13,396	723,652
Tyson Foods, Inc. Class A	83,418	6,906,176
		77,678,549
Household Products - 2.9%
Clorox Co.	6,699	989,375
Colgate-Palmolive Co.	243,795	16,724,337
Energizer Holdings, Inc. (a)	18,403	781,943
Kimberly-Clark Corp.	99,019	13,157,645
Procter & Gamble Co.	675,559	84,113,851
Spectrum Brands Holdings, Inc.	12,076	606,336
		116,373,487
Personal Products - 0.1%
Coty, Inc. Class A	84,326	985,771
Herbalife Nutrition Ltd. (b)	25,200	1,125,684
Nu Skin Enterprises, Inc. Class A	15,903	708,956
		2,820,411
Tobacco - 1.2%
Altria Group, Inc.	277,939	12,448,888
Philip Morris International, Inc.	450,910	36,722,110
		49,170,998

TOTAL CONSUMER STAPLES		357,558,553

ENERGY - 8.0%
Energy Equipment & Services - 0.7%
Apergy Corp. (b)	22,349	562,524
Baker Hughes, A GE Co. Class A	182,804	3,912,006
Halliburton Co.	252,127	4,853,445
Helmerich & Payne, Inc.	31,019	1,163,213
National Oilwell Varco, Inc.	111,614	2,524,709
Patterson-UTI Energy, Inc.	57,617	479,373
Schlumberger Ltd.	401,270	13,117,516
Transocean Ltd. (United States) (a)(b)	169,081	803,135
		27,415,921
Oil, Gas & Consumable Fuels - 7.3%
Antero Midstream GP LP (a)	65,521	421,955
Antero Resources Corp. (a)(b)	78,182	195,455
Apache Corp.	108,622	2,352,753
Cabot Oil & Gas Corp.	44,974	838,315
Centennial Resource Development, Inc. Class A (b)	54,126	184,028
Cheniere Energy, Inc. (b)	28,587	1,759,530
Chesapeake Energy Corp. (a)(b)	379,325	508,296
Chevron Corp.	553,062	64,232,621
Cimarex Energy Co.	29,069	1,227,293
Concho Resources, Inc.	57,569	3,887,059
ConocoPhillips Co.	322,127	17,781,410
Continental Resources, Inc.	25,448	749,953
Devon Energy Corp.	116,479	2,362,194
Diamondback Energy, Inc.	37,613	3,225,691
EOG Resources, Inc.	168,214	11,658,912
EQT Corp.	74,209	797,005
Equitrans Midstream Corp. (a)	53,510	744,859
Exxon Mobil Corp.	1,228,026	82,977,717
Hess Corp.	77,758	5,112,589
HollyFrontier Corp.	44,013	2,418,074
Kinder Morgan, Inc.	565,612	11,300,928
Kosmos Energy Ltd.	105,135	651,837
Marathon Oil Corp.	231,897	2,673,772
Marathon Petroleum Corp.	190,443	12,178,830
Murphy Oil Corp. (a)	45,050	929,382
Noble Energy, Inc.	137,247	2,643,377
Occidental Petroleum Corp.	259,568	10,512,504
ONEOK, Inc.	81,220	5,671,593
Parsley Energy, Inc. Class A	33,841	535,026
PBF Energy, Inc. Class A	34,656	1,118,696
Phillips 66 Co.	130,062	15,193,843
Pioneer Natural Resources Co.	27,790	3,418,726
Range Resources Corp. (a)	61,431	247,567
Targa Resources Corp.	66,127	2,571,018
The Williams Companies, Inc.	351,717	7,846,806
Valero Energy Corp.	120,757	11,711,014
WPX Energy, Inc. (b)	122,032	1,217,879
		293,858,507

TOTAL ENERGY		321,274,428

FINANCIALS - 23.7%
Banks - 11.0%
Associated Banc-Corp.	46,452	934,150
Bank of America Corp.	2,443,377	76,404,399
Bank of Hawaii Corp.	11,591	1,012,010
Bank OZK	35,244	988,947
BankUnited, Inc.	27,216	933,509
BB&T Corp.	221,965	11,775,243
BOK Financial Corp.	9,460	729,839
CIT Group, Inc.	25,036	1,073,794
Citigroup, Inc.	655,188	47,081,810
Citizens Financial Group, Inc.	129,387	4,549,247
Comerica, Inc.	40,424	2,644,538
Commerce Bancshares, Inc.	29,049	1,869,594
Cullen/Frost Bankers, Inc. (a)	16,460	1,482,717
East West Bancorp, Inc.	41,860	1,796,631
Fifth Third Bancorp	212,375	6,175,865
First Citizens Bancshares, Inc.	2,110	1,037,951
First Hawaiian, Inc.	38,802	1,060,459
First Horizon National Corp.	89,902	1,435,735
First Republic Bank	39,385	4,188,989
FNB Corp., Pennsylvania	93,109	1,122,895
Huntington Bancshares, Inc.	301,772	4,264,038
JPMorgan Chase & Co.	922,442	115,231,455
KeyCorp	290,578	5,221,687
M&T Bank Corp.	38,668	6,052,702
PacWest Bancorp	33,918	1,254,627
Peoples United Financial, Inc.	127,574	2,062,872
Pinnacle Financial Partners, Inc.	21,562	1,268,277
PNC Financial Services Group, Inc.	128,991	18,922,980
Popular, Inc.	27,465	1,495,744
Prosperity Bancshares, Inc. (a)	23,482	1,620,728
Regions Financial Corp.	289,016	4,653,158
Signature Bank	7,856	929,522
Sterling Bancorp	58,848	1,156,363
SunTrust Banks, Inc.	128,573	8,786,679
SVB Financial Group (b)	13,899	3,078,351
Synovus Financial Corp.	39,306	1,331,294
Tcf Financial Corp.	44,368	1,756,529
Texas Capital Bancshares, Inc. (b)	14,308	773,490
U.S. Bancorp	415,229	23,676,358
Umpqua Holdings Corp.	64,031	1,012,970
Webster Financial Corp.	26,222	1,156,390
Wells Fargo & Co.	1,151,912	59,473,217
Western Alliance Bancorp.	24,832	1,224,963
Wintrust Financial Corp.	16,327	1,041,989
Zions Bancorp NA	50,356	2,440,755
		438,185,460
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	14,430	1,152,668
Ameriprise Financial, Inc.	32,630	4,923,541
Bank of New York Mellon Corp.	243,007	11,360,577
BGC Partners, Inc. Class A	84,802	440,970
BlackRock, Inc. Class A	34,358	15,863,089
Cboe Global Markets, Inc.	24,219	2,788,818
Charles Schwab Corp.	136,351	5,550,849
CME Group, Inc.	102,722	21,135,052
E*TRADE Financial Corp.	56,572	2,364,144
Eaton Vance Corp. (non-vtg.) (a)	32,198	1,468,229
Evercore, Inc. Class A	7,395	544,568
Franklin Resources, Inc.	81,311	2,240,118
Goldman Sachs Group, Inc.	93,842	20,024,006
Interactive Brokers Group, Inc.	15,588	741,209
Intercontinental Exchange, Inc.	97,184	9,166,395
Invesco Ltd.	114,380	1,923,872
Janus Henderson Group PLC	46,902	1,084,843
Lazard Ltd. Class A	18,986	708,747
Legg Mason, Inc.	24,627	917,602
Morgan Stanley	344,719	15,874,310
Northern Trust Corp.	57,191	5,700,799
Raymond James Financial, Inc.	27,517	2,297,394
SEI Investments Co.	19,694	1,180,064
State Street Corp.	107,994	7,135,164
T. Rowe Price Group, Inc.	47,534	5,504,437
TD Ameritrade Holding Corp.	10,343	396,964
The NASDAQ OMX Group, Inc.	33,616	3,353,868
Virtu Financial, Inc. Class A (a)	8,068	136,833
		145,979,130
Consumer Finance - 1.0%
Ally Financial, Inc.	112,904	3,458,250
American Express Co.	87,646	10,279,123
Capital One Financial Corp.	135,574	12,642,276
Credit Acceptance Corp. (b)	359	157,174
Discover Financial Services	59,653	4,787,750
Navient Corp.	59,335	817,043
OneMain Holdings, Inc.	19,034	761,360
Santander Consumer U.S.A. Holdings, Inc.	30,277	759,347
SLM Corp.	124,190	1,048,164
Synchrony Financial	139,726	4,942,109
		39,652,596
Diversified Financial Services - 3.2%
AXA Equitable Holdings, Inc.	84,954	1,835,006
Berkshire Hathaway, Inc. Class B (b)	567,552	120,650,181
Jefferies Financial Group, Inc.	76,857	1,434,920
Voya Financial, Inc.	37,657	2,031,972
		125,952,079
Insurance - 4.4%
AFLAC, Inc.	214,012	11,376,878
Alleghany Corp. (b)	3,629	2,824,414
Allstate Corp.	95,270	10,138,633
American Financial Group, Inc.	21,244	2,210,226
American International Group, Inc.	252,355	13,364,721
American National Insurance Co.	2,190	262,756
Arch Capital Group Ltd. (b)	95,816	4,001,276
Arthur J. Gallagher & Co.	41,984	3,829,780
Assurant, Inc.	17,739	2,236,356
Assured Guaranty Ltd.	27,918	1,309,913
Athene Holding Ltd. (b)	25,499	1,105,382
Axis Capital Holdings Ltd.	21,657	1,287,076
Brighthouse Financial, Inc. (b)	32,451	1,225,350
Brown & Brown, Inc.	64,504	2,430,511
Chubb Ltd.	132,113	20,136,663
Cincinnati Financial Corp.	44,184	5,002,071
CNA Financial Corp.	8,148	365,356
Erie Indemnity Co. Class A (a)	2,373	437,273
Everest Re Group Ltd.	8,083	2,078,058
First American Financial Corp.	31,522	1,947,429
FNF Group	76,459	3,504,881
Globe Life, Inc.	31,289	3,045,358
Hanover Insurance Group, Inc.	11,463	1,509,792
Hartford Financial Services Group, Inc.	104,356	5,956,640
Kemper Corp.	14,708	1,057,211
Lincoln National Corp.	57,685	3,258,049
Loews Corp.	76,034	3,725,666
Markel Corp. (b)	3,597	4,212,087
Marsh & McLennan Companies, Inc.	18,049	1,870,237
Mercury General Corp.	7,814	375,541
MetLife, Inc.	229,731	10,749,113
Old Republic International Corp.	81,374	1,817,895
Primerica, Inc.	3,354	423,208
Principal Financial Group, Inc.	79,950	4,267,731
Progressive Corp.	113,778	7,930,327
Prudential Financial, Inc.	117,645	10,722,165
Reinsurance Group of America, Inc.	18,063	2,934,696
RenaissanceRe Holdings Ltd.	7,796	1,459,255
The Travelers Companies, Inc.	63,592	8,334,368
Unum Group	60,223	1,658,541
W.R. Berkley Corp.	41,762	2,919,164
White Mountains Insurance Group Ltd.	900	963,900
Willis Group Holdings PLC	37,386	6,987,443
		177,253,390
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	157,728	2,689,262
Annaly Capital Management, Inc.	421,402	3,784,190
Chimera Investment Corp.	53,614	1,086,220
MFA Financial, Inc.	131,491	998,017
New Residential Investment Corp.	120,104	1,902,447
Starwood Property Trust, Inc.	79,299	1,950,755
Two Harbors Investment Corp.	78,078	1,082,942
		13,493,833
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	102,912	1,410,924
New York Community Bancorp, Inc.	130,778	1,523,564
TFS Financial Corp.	14,615	281,485
		3,215,973

TOTAL FINANCIALS		943,732,461

HEALTH CARE - 12.6%
Biotechnology - 1.2%
Agios Pharmaceuticals, Inc. (a)(b)	13,208	397,297
Alexion Pharmaceuticals, Inc. (b)	15,249	1,607,245
Alkermes PLC (b)	45,237	883,479
Alnylam Pharmaceuticals, Inc. (b)	5,088	441,333
Amgen, Inc.	13,887	2,961,403
Biogen, Inc. (b)	35,044	10,467,993
bluebird bio, Inc. (a)(b)	15,881	1,286,361
Exelixis, Inc. (b)	51,480	795,366
Gilead Sciences, Inc.	316,638	20,173,007
Moderna, Inc. (a)	5,699	95,458
Regeneron Pharmaceuticals, Inc. (b)	18,834	5,768,478
United Therapeutics Corp. (b)	12,555	1,127,941
		46,005,361
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	283,296	23,686,379
Baxter International, Inc.	74,199	5,691,063
Becton, Dickinson & Co.	71,027	18,182,912
Cantel Medical Corp. (a)	4,735	345,134
Danaher Corp.	174,876	24,101,410
Dentsply Sirona, Inc.	64,537	3,535,337
Hill-Rom Holdings, Inc.	9,372	981,155
Hologic, Inc. (b)	15,272	737,790
ICU Medical, Inc. (b)	3,929	634,966
Integra LifeSciences Holdings Corp. (b)	20,489	1,189,591
Medtronic PLC	389,357	42,400,977
STERIS PLC	22,813	3,229,636
The Cooper Companies, Inc.	12,150	3,535,650
West Pharmaceutical Services, Inc.	5,159	742,071
Zimmer Biomet Holdings, Inc.	59,433	8,215,424
		137,209,495
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)(b)	25,238	756,888
Anthem, Inc.	52,846	14,219,802
Cardinal Health, Inc.	86,304	4,267,733
Centene Corp. (b)	19,599	1,040,315
Cigna Corp.	74,957	13,376,826
Covetrus, Inc. (a)(b)	27,390	271,572
CVS Health Corp.	376,574	25,000,748
DaVita HealthCare Partners, Inc. (b)	35,396	2,074,206
Encompass Health Corp.	14,140	905,243
HCA Holdings, Inc.	31,326	4,183,274
Henry Schein, Inc. (b)	37,502	2,347,063
Humana, Inc.	22,355	6,576,841
Laboratory Corp. of America Holdings (b)	26,695	4,398,535
McKesson Corp.	47,661	6,338,913
MEDNAX, Inc. (a)(b)	23,560	517,378
Molina Healthcare, Inc. (b)	4,003	470,913
Premier, Inc. (a)(b)	15,008	488,961
Quest Diagnostics, Inc.	38,845	3,933,056
Universal Health Services, Inc. Class B	22,936	3,152,783
Wellcare Health Plans, Inc. (b)	1,395	413,757
		94,734,807
Health Care Technology - 0.0%
Change Healthcare, Inc.	6,733	89,010
Life Sciences Tools & Services - 0.7%
Adaptive Biotechnologies Corp. (a)	1,346	35,083
Agilent Technologies, Inc.	81,252	6,154,839
Avantor, Inc.	19,747	280,605
Bio-Rad Laboratories, Inc. Class A (b)	6,166	2,044,769
IQVIA Holdings, Inc. (b)	29,790	4,302,272
PerkinElmer, Inc.	24,953	2,144,960
QIAGEN NV (b)	63,815	1,902,325
Thermo Fisher Scientific, Inc.	36,926	11,150,913
		28,015,766
Pharmaceuticals - 4.9%
Allergan PLC	95,099	16,747,885
Bristol-Myers Squibb Co.	279,928	16,059,469
Catalent, Inc. (b)	42,121	2,049,187
Elanco Animal Health, Inc. (b)	107,990	2,917,890
Horizon Pharma PLC (b)	47,026	1,359,522
Jazz Pharmaceuticals PLC (b)	1,836	230,657
Johnson & Johnson	654,326	86,397,205
Merck & Co., Inc.	38,859	3,367,521
Mylan NV (b)	148,991	2,853,178
Nektar Therapeutics (a)(b)	41,215	705,807
Perrigo Co. PLC	36,647	1,943,024
Pfizer, Inc.	1,614,062	61,931,559
		196,562,904

TOTAL HEALTH CARE		502,617,343

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.8%
Arconic, Inc.	113,174	3,108,890
BWX Technologies, Inc.	6,939	403,156
Curtiss-Wright Corp.	12,256	1,657,624
General Dynamics Corp.	69,000	12,199,200
Harris Corp.	31,846	6,570,148
Hexcel Corp.	1,682	125,511
Huntington Ingalls Industries, Inc.	2,435	549,482
Raytheon Co.	30,840	6,544,556
Spirit AeroSystems Holdings, Inc. Class A	3,049	249,469
Teledyne Technologies, Inc. (b)	10,352	3,412,019
Textron, Inc.	66,521	3,065,953
TransDigm Group, Inc.	2,674	1,407,273
United Technologies Corp.	235,310	33,785,810
		73,079,091
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (a)	9,252	699,821
Expeditors International of Washington, Inc.	14,356	1,047,127
FedEx Corp.	69,951	10,678,720
XPO Logistics, Inc. (a)(b)	11,159	852,548
		13,278,216
Airlines - 0.6%
Alaska Air Group, Inc.	18,834	1,307,645
American Airlines Group, Inc.	103,632	3,115,178
Copa Holdings SA Class A	9,165	932,447
Delta Air Lines, Inc.	134,758	7,422,471
JetBlue Airways Corp. (b)	78,562	1,516,247
Southwest Airlines Co.	56,725	3,183,974
United Continental Holdings, Inc. (b)	53,128	4,826,148
		22,304,110
Building Products - 0.5%
A.O. Smith Corp.	32,961	1,637,502
Allegion PLC	6,741	782,226
Fortune Brands Home & Security, Inc.	27,386	1,644,529
Johnson Controls International PLC	230,668	9,994,844
Lennox International, Inc.	915	226,334
Masco Corp.	83,355	3,855,169
Owens Corning	30,942	1,896,126
Resideo Technologies, Inc. (b)	35,787	341,050
		20,377,780
Commercial Services & Supplies - 0.3%
ADT, Inc. (a)	31,048	240,312
Clean Harbors, Inc. (b)	14,794	1,219,913
IAA Spinco, Inc. (b)	3,459	131,961
KAR Auction Services, Inc. (a)	3,459	85,991
Republic Services, Inc.	57,888	5,065,779
Stericycle, Inc. (a)(b)	25,995	1,497,312
Waste Management, Inc.	26,943	3,023,274
		11,264,542
Construction & Engineering - 0.2%
AECOM (b)	44,982	1,799,730
Fluor Corp.	40,595	653,985
Jacobs Engineering Group, Inc.	38,178	3,572,697
Quanta Services, Inc.	31,366	1,318,940
Valmont Industries, Inc.	6,135	841,661
		8,187,013
Electrical Equipment - 0.7%
Acuity Brands, Inc.	8,398	1,047,986
AMETEK, Inc.	13,412	1,229,210
Eaton Corp. PLC	122,520	10,672,717
Emerson Electric Co.	162,179	11,376,857
GrafTech International Ltd. (a)	18,143	219,167
Hubbell, Inc. Class B	6,987	990,058
nVent Electric PLC	44,237	1,020,105
Regal Beloit Corp.	11,971	886,453
Sensata Technologies, Inc. PLC (b)	26,783	1,371,022
		28,813,575
Industrial Conglomerates - 1.5%
3M Co.	38,148	6,294,039
Carlisle Companies, Inc.	2,229	339,410
General Electric Co.	2,510,320	25,052,994
Honeywell International, Inc.	106,858	18,457,582
Roper Technologies, Inc.	25,085	8,452,642
		58,596,667
Machinery - 2.3%
AGCO Corp.	18,305	1,403,810
Caterpillar, Inc.	145,971	20,114,804
Colfax Corp. (b)	27,114	911,030
Crane Co.	14,405	1,102,271
Cummins, Inc.	44,570	7,687,434
Deere & Co.	82,117	14,299,854
Dover Corp.	23,543	2,445,882
Flowserve Corp.	29,715	1,451,281
Fortive Corp.	66,341	4,577,529
Gardner Denver Holdings, Inc. (a)(b)	38,085	1,212,246
Gates Industrial Corp. PLC (a)(b)	13,578	135,780
IDEX Corp.	10,928	1,699,632
Ingersoll-Rand PLC	4,135	524,690
ITT, Inc.	25,321	1,505,333
Lincoln Electric Holdings, Inc.	1,017	91,093
Nordson Corp.	1,527	239,449
Oshkosh Corp.	19,714	1,683,181
PACCAR, Inc.	98,313	7,477,687
Parker Hannifin Corp.	37,038	6,796,103
Pentair PLC	48,570	2,014,198
Snap-On, Inc.	15,860	2,579,946
Stanley Black & Decker, Inc.	43,830	6,632,794
Timken Co.	19,509	955,941
Trinity Industries, Inc. (a)	30,863	610,470
WABCO Holdings, Inc. (b)	2,396	322,550
Westinghouse Air Brake Co. (a)	37,423	2,596,034
Woodward, Inc.	2,950	314,647
		91,385,669
Marine - 0.1%
Kirby Corp. (a)(b)	17,269	1,367,014
Professional Services - 0.2%
Equifax, Inc.	5,352	731,672
IHS Markit Ltd. (b)	42,616	2,983,972
Manpower, Inc.	17,222	1,565,824
Nielsen Holdings PLC	90,451	1,823,492
		7,104,960
Road & Rail - 0.9%
AMERCO	2,547	1,031,637
CSX Corp.	141,215	9,923,178
Genesee & Wyoming, Inc. Class A (b)	13,300	1,476,699
J.B. Hunt Transport Services, Inc.	17,100	2,010,276
Kansas City Southern	29,044	4,088,814
Knight-Swift Transportation Holdings, Inc. Class A (a)	35,889	1,308,513
Landstar System, Inc.	1,110	125,597
Lyft, Inc. (a)	8,613	356,923
Norfolk Southern Corp.	66,793	12,156,326
Old Dominion Freight Lines, Inc.	10,815	1,969,195
Ryder System, Inc.	15,179	738,155
Schneider National, Inc. Class B	16,400	375,068
Uber Technologies, Inc. (a)	47,356	1,491,714
		37,052,095
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	27,758	1,220,797
Fastenal Co.	15,639	562,066
HD Supply Holdings, Inc. (b)	49,263	1,947,859
MSC Industrial Direct Co., Inc. Class A	12,508	915,711
United Rentals, Inc. (b)	6,531	872,346
Univar, Inc. (b)	45,810	983,083
Watsco, Inc.	9,349	1,648,229
WESCO International, Inc. (b)	12,298	616,745
		8,766,836
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	21,483	926,777

TOTAL INDUSTRIALS		382,504,345

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.2%
Ciena Corp. (b)	45,054	1,672,404
CommScope Holding Co., Inc. (b)	55,345	619,864
EchoStar Holding Corp. Class A (b)	13,810	538,590
F5 Networks, Inc. (b)	1,310	188,745
Juniper Networks, Inc.	98,644	2,448,344
Motorola Solutions, Inc.	12,417	2,065,195
ViaSat, Inc. (b)	16,423	1,130,559
		8,663,701
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (b)	23,940	1,897,963
Avnet, Inc.	29,617	1,171,649
Coherent, Inc. (b)	6,909	1,028,888
Corning, Inc.	152,954	4,532,027
Dolby Laboratories, Inc. Class A	15,654	1,007,022
FLIR Systems, Inc.	35,701	1,840,744
IPG Photonics Corp. (b)	9,588	1,287,477
Jabil, Inc.	33,694	1,240,613
Littelfuse, Inc.	6,888	1,209,326
National Instruments Corp.	35,574	1,472,408
SYNNEX Corp.	11,925	1,404,050
Trimble, Inc. (b)	60,246	2,400,201
		20,492,368
IT Services - 1.2%
Akamai Technologies, Inc. (b)	4,096	354,304
Alliance Data Systems Corp.	10,493	1,049,300
Amdocs Ltd.	39,109	2,549,907
CACI International, Inc. Class A (b)	7,092	1,586,835
Cognizant Technology Solutions Corp. Class A	147,060	8,961,836
CoreLogic, Inc. (b)	22,044	892,562
DXC Technology Co.	75,639	2,092,931
Fidelity National Information Services, Inc.	68,625	9,042,030
IBM Corp.	101,635	13,591,649
Jack Henry & Associates, Inc.	2,558	362,110
Leidos Holdings, Inc.	39,398	3,397,290
Sabre Corp.	65,396	1,535,498
The Western Union Co. (a)	95,557	2,394,658
VeriSign, Inc. (b)	9,451	1,795,879
		49,606,789
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	92,171	9,828,194
Applied Materials, Inc.	125,951	6,834,101
Cree, Inc. (b)	28,305	1,350,998
Cypress Semiconductor Corp.	107,169	2,493,823
First Solar, Inc. (b)	23,837	1,234,518
Intel Corp.	1,286,447	72,722,849
Lam Research Corp.	5,106	1,383,930
Marvell Technology Group Ltd. (a)	189,731	4,627,539
Maxim Integrated Products, Inc.	48,923	2,869,823
Microchip Technology, Inc. (a)	48,370	4,560,807
Micron Technology, Inc. (b)	320,714	15,249,951
MKS Instruments, Inc.	15,569	1,684,877
ON Semiconductor Corp. (b)	117,680	2,400,672
Qorvo, Inc. (b)	33,980	2,747,623
Skyworks Solutions, Inc.	47,390	4,315,333
		134,305,038
Software - 0.3%
2U, Inc. (a)(b)	10,417	186,725
Autodesk, Inc. (b)	14,494	2,135,836
Cerence, Inc. (b)	10,241	158,736
Ceridian HCM Holding, Inc. (b)	4,493	216,787
Citrix Systems, Inc.	3,986	433,916
Dynatrace, Inc. (a)	1,727	34,937
LogMeIn, Inc.	14,116	927,139
Medallia, Inc. (a)	960	27,917
Nuance Communications, Inc. (b)	83,251	1,358,656
SolarWinds, Inc. (a)(b)	9,479	179,627
SS&C Technologies Holdings, Inc.	6,295	327,403
Symantec Corp.	167,545	3,833,430
		9,821,109
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. (b)	12,108	640,392
Hewlett Packard Enterprise Co.	387,945	6,366,177
HP, Inc.	415,018	7,208,863
Western Digital Corp.	85,059	4,393,297
Xerox Holdings Corp.	52,848	1,793,133
		20,401,862

TOTAL INFORMATION TECHNOLOGY		243,290,867

MATERIALS - 4.2%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	54,715	11,668,521
Albemarle Corp. U.S. (a)	30,526	1,854,149
Ashland Global Holdings, Inc.	17,277	1,336,721
Axalta Coating Systems Ltd. (b)	41,316	1,218,409
Cabot Corp.	16,536	720,804
Celanese Corp. Class A	35,729	4,328,568
CF Industries Holdings, Inc.	56,914	2,581,050
Corteva, Inc.	217,582	5,739,813
Dow, Inc.	217,169	10,964,863
DowDuPont, Inc.	217,378	14,327,384
Eastman Chemical Co.	39,826	3,028,369
Element Solutions, Inc. (b)	41,285	448,355
FMC Corp.	38,066	3,483,039
Huntsman Corp.	63,930	1,414,771
International Flavors & Fragrances, Inc. (a)	30,918	3,772,305
Linde PLC	157,423	31,224,852
LyondellBasell Industries NV Class A	77,078	6,913,897
NewMarket Corp.	164	79,620
Olin Corp.	47,910	878,669
PPG Industries, Inc.	46,103	5,768,407
RPM International, Inc.	30,707	2,224,108
The Chemours Co. LLC (a)	47,446	778,589
The Mosaic Co.	102,149	2,030,722
Valvoline, Inc.	54,464	1,162,262
Westlake Chemical Corp.	10,247	647,508
		118,595,755
Construction Materials - 0.1%
Eagle Materials, Inc.	2,095	191,357
Martin Marietta Materials, Inc.	12,551	3,287,232
Vulcan Materials Co.	3,090	441,468
		3,920,057
Containers & Packaging - 0.5%
Aptargroup, Inc.	11,168	1,319,499
Ardagh Group SA	5,470	102,125
Avery Dennison Corp.	1,622	207,389
Berry Global Group, Inc. (b)	23,783	987,232
Crown Holdings, Inc. (b)	15,846	1,154,223
Graphic Packaging Holding Co.	85,037	1,331,679
International Paper Co.	113,629	4,963,315
Owens-Illinois, Inc.	44,238	376,023
Packaging Corp. of America	27,035	2,959,251
Sealed Air Corp.	41,579	1,736,755
Silgan Holdings, Inc.	22,518	692,879
Sonoco Products Co.	28,615	1,651,086
WestRock Co.	73,519	2,747,405
		20,228,861
Metals & Mining - 0.6%
Alcoa Corp. (b)	54,085	1,124,427
Freeport-McMoRan, Inc.	419,365	4,118,164
Newmont Goldcorp Corp.	236,902	9,412,116
Nucor Corp.	88,260	4,752,801
Reliance Steel & Aluminum Co.	18,845	2,186,774
Royal Gold, Inc.	12,941	1,493,909
Southern Copper Corp.	6,764	240,663
Steel Dynamics, Inc.	60,589	1,839,482
United States Steel Corp. (a)	50,117	576,847
		25,745,183
Paper & Forest Products - 0.0%
Domtar Corp.	18,161	660,879

TOTAL MATERIALS		169,150,735

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Alexandria Real Estate Equities, Inc.	32,309	5,129,054
American Campus Communities, Inc.	39,486	1,973,510
American Homes 4 Rent Class A	42,432	1,123,175
Apartment Investment & Management Co. Class A	42,664	2,341,400
Apple Hospitality (REIT), Inc.	60,956	1,004,555
AvalonBay Communities, Inc.	40,410	8,795,641
Boston Properties, Inc.	44,711	6,134,349
Brandywine Realty Trust (SBI)	50,633	773,672
Brixmor Property Group, Inc.	85,827	1,889,911
Camden Property Trust (SBI)	27,047	3,093,365
Colony Capital, Inc.	131,206	734,754
Columbia Property Trust, Inc.	33,772	693,001
CoreSite Realty Corp.	2,388	280,590
Corporate Office Properties Trust (SBI)	32,472	962,470
Cousins Properties, Inc.	42,306	1,697,740
CubeSmart	55,383	1,755,641
CyrusOne, Inc.	32,410	2,310,185
Digital Realty Trust, Inc.	60,200	7,647,808
Douglas Emmett, Inc.	47,915	2,075,678
Duke Realty Corp.	104,149	3,659,796
Empire State Realty Trust, Inc.	43,343	627,173
EPR Properties	22,177	1,725,149
Equity Commonwealth	34,731	1,117,644
Equity Residential (SBI)	106,045	9,401,950
Essex Property Trust, Inc.	18,991	6,212,526
Extra Space Storage, Inc.	6,829	766,692
Federal Realty Investment Trust (SBI)	21,638	2,942,984
Gaming & Leisure Properties	58,474	2,360,011
Healthcare Trust of America, Inc.	58,616	1,817,096
Highwoods Properties, Inc. (SBI)	29,669	1,388,509
Hospitality Properties Trust (SBI)	46,818	1,184,495
Host Hotels & Resorts, Inc.	209,543	3,434,410
Hudson Pacific Properties, Inc.	44,080	1,583,354
Invitation Homes, Inc.	138,034	4,250,067
Iron Mountain, Inc.	73,128	2,398,598
JBG SMITH Properties	35,587	1,432,733
Kilroy Realty Corp.	28,525	2,394,103
Kimco Realty Corp.	116,597	2,513,831
Liberty Property Trust (SBI)	45,142	2,666,538
Life Storage, Inc.	13,499	1,470,311
Medical Properties Trust, Inc.	127,962	2,652,652
Mid-America Apartment Communities, Inc.	32,873	4,569,018
National Retail Properties, Inc.	46,943	2,765,412
Omega Healthcare Investors, Inc.	61,866	2,724,579
Outfront Media, Inc.	34,934	919,114
Paramount Group, Inc.	57,374	772,828
Park Hotels & Resorts, Inc.	68,689	1,597,019
Prologis, Inc.	182,100	15,981,096
Public Storage	10,465	2,332,230
Rayonier, Inc.	37,275	1,005,680
Realty Income Corp.	92,346	7,552,979
Regency Centers Corp.	48,167	3,238,749
Retail Properties America, Inc.	61,845	850,987
Simon Property Group, Inc.	10,201	1,537,087
SITE Centers Corp.	40,396	627,350
SL Green Realty Corp.	23,660	1,977,976
Spirit Realty Capital, Inc.	26,069	1,299,279
Store Capital Corp.	60,911	2,466,896
Sun Communities, Inc.	19,496	3,171,024
Taubman Centers, Inc.	16,970	607,187
The Macerich Co. (a)	41,143	1,131,433
UDR, Inc.	79,560	3,997,890
Ventas, Inc.	107,909	7,024,876
VEREIT, Inc.	306,027	3,011,306
VICI Properties, Inc. (a)	133,747	3,149,742
Vornado Realty Trust	50,072	3,286,225
Weingarten Realty Investors (SBI)	35,062	1,112,517
Welltower, Inc.	117,432	10,649,908
Weyerhaeuser Co.	215,407	6,292,038
WP Carey, Inc.	48,927	4,504,220
		208,573,766
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	61,006	3,266,871
Howard Hughes Corp. (b)	8,009	895,566
Jones Lang LaSalle, Inc.	13,154	1,927,324
		6,089,761

TOTAL REAL ESTATE		214,663,527

UTILITIES - 6.8%
Electric Utilities - 4.1%
Alliant Energy Corp.	68,886	3,674,379
American Electric Power Co., Inc.	143,323	13,528,258
Avangrid, Inc.	16,256	813,613
Duke Energy Corp.	211,330	19,919,966
Edison International	101,511	6,385,042
Entergy Corp.	57,513	6,986,679
Evergy, Inc.	68,073	4,350,545
Eversource Energy	93,894	7,862,684
Exelon Corp.	281,235	12,793,380
FirstEnergy Corp.	153,990	7,440,797
Hawaiian Electric Industries, Inc.	31,469	1,420,825
IDACORP, Inc.	14,611	1,572,436
NextEra Energy, Inc.	138,813	33,084,690
OGE Energy Corp.	57,698	2,484,476
PG&E Corp. (a)(b)	152,318	939,802
Pinnacle West Capital Corp.	32,407	3,050,147
PPL Corp.	209,546	7,017,696
Southern Co.	301,857	18,914,360
Xcel Energy, Inc.	148,998	9,462,863
		161,702,638
Gas Utilities - 0.2%
Atmos Energy Corp.	33,905	3,813,634
National Fuel Gas Co.	23,471	1,063,471
UGI Corp.	60,183	2,868,924
		7,746,029
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	73,023	2,929,683
The AES Corp.	192,095	3,275,220
Vistra Energy Corp.	122,637	3,314,878
		9,519,781
Multi-Utilities - 2.1%
Ameren Corp.	70,973	5,514,602
CenterPoint Energy, Inc.	145,358	4,225,557
CMS Energy Corp.	81,907	5,235,495
Consolidated Edison, Inc.	96,484	8,897,754
Dominion Energy, Inc.	232,510	19,193,701
DTE Energy Co.	52,932	6,739,302
MDU Resources Group, Inc.	56,734	1,639,045
NiSource, Inc.	108,004	3,028,432
Public Service Enterprise Group, Inc.	146,296	9,262,000
Sempra Energy	79,625	11,506,609
WEC Energy Group, Inc.	91,443	8,632,219
		83,874,716
Water Utilities - 0.2%
American Water Works Co., Inc.	52,448	6,465,265
Aqua America, Inc.	62,453	2,830,994
		9,296,259

TOTAL UTILITIES		272,139,423

TOTAL COMMON STOCKS
(Cost $3,358,115,173)		3,970,929,276
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $796,307)	800,000	796,908
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.83% (d)	2,992,480	$2,993,078
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	69,416,418	69,423,360
TOTAL MONEY MARKET FUNDS
(Cost $72,416,061)		72,416,438
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $3,431,327,541)		4,044,142,622
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(56,330,150)
NET ASSETS - 100%		$3,987,812,472

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	48	Dec. 2019	$7,285,920	$272,188	$272,188

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $389,405.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$238,865
Fidelity Securities Lending Cash Central Fund	306,525
Total	$545,390

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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